GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [abstract]
Disclosure of goodwill [Table Text Block]
	2021	2020
	$	$
Opening balance	-	-
Addition - PerceiveMD acquisition (note 5)	1,672,233	-
Addition - Phyto BrandCo acquisition (note 6)	9,436,189	-
Ending balance	11,108,422	-